Basis of Presentation and General Information:	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information:

1.                Basis of Presentation and General Information:

Star Bulk Carriers Corp. (“Star Bulk”) is a global shipping company providing worldwide seaborne transportation solutions in the dry bulk sector. Star Bulk was incorporated in the Marshall Islands on December 13, 2006 and maintains offices in Athens, New York, Connecticut (Stamford) and Singapore. Star Bulk’s common shares trade on the NASDAQ Global Select Market under the ticker symbol “SBLK”.

The unaudited interim condensed consolidated financial statements include the accounts of Star Bulk and its wholly owned subsidiaries (collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements for the year ended December 31, 2025 and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2026 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2026.

The unaudited interim condensed consolidated financial statements presented in this report should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2025 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025 (the “2025 Annual Report”). The balance sheet as of December 31, 2025 has been derived from the audited consolidated financial statements as of that date, but, pursuant to the requirements for interim financial information, does not include all the information and footnotes required by U.S. GAAP for complete financial statements.

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2025 Annual Report.

As of June 30, 2026, the Company owned a modern fleet of 135 dry bulk vessels (one of which was classified as held for sale) consisting of Newcastlemax, Capesize, Post Panamax, Kamsarmax, Ultramax and Supramax vessels with a carrying capacity between 55,569 deadweight tonnage (“dwt”) and 209,537 dwt, and a combined carrying capacity of 13.5 million dwt and an average age of 12.8 years. Also, as of June 30, 2026, the Company has five 82,000 dwt Kamsarmax vessels on order with expected deliveries between the third and fourth quarters of 2026. In addition, the Company charters-in a number of third-party vessels on both a short-term and long-term basis to increase its operating capacity in order to satisfy its clients’ needs. Specifically, as of June 30, 2026, the Company charters-in seven vessels on a long-term basis.